Leases - Amounts recognized in the consolidated statement of income related to leases (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use-assets	$ 100	$ 2,679	$ 1,603	$ 755
Interest expense (included in finance cost)	27	386	276	176
Total amount recognized in net loss for the period	127	3,065	1,879	931
Total cash outflow for leases		2,845	1,764
Property
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use-assets	$ 100	1,611	921	647
Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use-assets		$ 1,068	$ 682	$ 108